Expense Example {- Fidelity® New Jersey AMT Tax-Free Money Market Fund} - 11.30 Fidelity New Jersey AMT Tax-Free Money Market Fund - Institutional PRO-09 - Fidelity® New Jersey AMT Tax-Free Money Market Fund - Fidelity New Jersey AMT Tax-Free Money Market Fund-Institutional Class AMT
Jan. 29, 2021 USD ($)
Expense Example:
1 year	$ 20
3 years	64
5 years	113
10 years	$ 255